INCOME TAX - Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax (Benefits) Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Profit/(loss) before tax	$ 9,377	$ 464	$ 7,565
Tax at statutory rate of 20% (2023: 20%; 2022: 20%)	1,875	93	1,513
Foreign income taxed at different rate	944	940	1,332
Expenses not deductible for tax purpose	68	9	241
Utilization of previously unrecognized tax losses/temporary differences	0	(394)	(697)
Tax benefit arising from previously unrecognized tax losses	(136)	(264)	0
Net deferred tax asset not recognized	332	1,727	382
Tax exempt on income	(140)	(693)	(65)
Uncertain tax position	0	0	(102)
Return to provision adjustment	6	(694)	(54)
Deferred tax liability arising from undistributed earnings	238	(354)	96
Withholding tax on dividends	127	38	163
Enhanced pre-tax deductions of R&D Expenses	(198)	(242)	0
Others	(307)	(4)	(1)
Income tax expenses reported in the income statement	$ 2,809	$ 162	$ 2,808